Investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consideration to acquire minority stake	¥ 655,736		¥ 563,530
Net gain from the disposal and deem disposal	1,802,000
Ownership interest acquired			68.30%
Equity investments without readily determinable fair values	1,443,592		¥ 1,010,145
Available-for-sale debt investment	6,525		0
Impairment of investments	¥ 43,861	$ 6,722	¥ 62,334	¥ 35,348
Investments disposed or partially disposed	140,132		23,761
Equity Securities ,FV-NI, Realized Gain(Loss)	¥ (6,354)		¥ 2,676,014	356,545
Equity Securities, FV-NI, Gain or loss	101,735		2,657,370	1,601,082
Unrealized Gain (Loss) on Investments	108,089		¥ (18,644)	¥ 1,244,537
Investees [Member]
Ownership interest held				20.00%
Ownership interest acquired				20.00%
Bigo Inc
Ownership interest held			31.70%
Ownership interest acquired			31.70%
Equity Method Investments [Member]
Equity Method Investments Original Cost	597,349		¥ 332,201
Gain on disposal of equity method investment	813,322
Equity investments without readily determinable fair values	929,965
Cash consideration for disposal of investment without readily determinable fair values	17,058		141,875
Equity Securities, FV-NI, Gain or loss	¥ 1,014,918		¥ 21,942	¥ (113,677)